Related party transactions (Details) € in Thousands, £ in Millions										12 Months Ended
		Jan. 01, 2026	Dec. 20, 2025 EUR (€)	Dec. 20, 2025 GBP (£)	Dec. 18, 2024	Jan. 11, 2024	Nov. 01, 2023	Jan. 01, 2023	Nov. 28, 2022	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Jul. 30, 2025	Jul. 30, 2024
Related Party Transaction [Line Items]
Revenue										€ 548,912	€ 460,849	€ 485,031
General and administrative, including related party	[1],[2]									€ 33,571	€ 33,097	€ 38,726
UBIO Limited
Related Party Transaction [Line Items]
Equity method investment, ownership percentage									20.80%
Equity method investment, ownership percentage, fully diluted									15.50%
Holisto Limited
Related Party Transaction [Line Items]
Equity method investment, ownership percentage													30.80%	38.60%
Equity method investment, ownership percentage, fully diluted														30.00%
Expedia | Revenue | Customer Concentration Risk
Related Party Transaction [Line Items]
Concentration risk, percentage										33.00%	37.00%	36.00%
Related Party
Related Party Transaction [Line Items]
Revenue										€ 187,324	€ 172,920	€ 172,472
Accounts receivable, related party										21,786	21,259
Related Party | Holisto Limited
Related Party Transaction [Line Items]
Revenue										5,300	3,000
Expedia | Related Party
Related Party Transaction [Line Items]
Revenue										182,000	169,900	172,500
Accounts receivable, related party										21,800	20,800
General and administrative, including related party										€ 200	100	200
Expedia | Related Party | Data Hosting Services Agreement
Related Party Transaction [Line Items]
Termination notice period (in days)										30 days
Expedia | Related Party | Services and Support Agreement
Related Party Transaction [Line Items]
Termination notice period (in days)							30 days
Expedia | Related Party | Management Services Agreement
Related Party Transaction [Line Items]
Termination notice period (in days)								30 days
Expedia | Minimum | Related Party
Related Party Transaction [Line Items]
Prior notice period on customary commercial terms										14 days
Expedia | Maximum | Related Party
Related Party Transaction [Line Items]
Prior notice period on customary commercial terms										30 days
UBIO Limited | Related Party | Commercial Agreement
Related Party Transaction [Line Items]
General and administrative, including related party										€ 900	1,400	€ 1,500
Initial contract term					12 months	12 months			12 months
Minimum commitment, amount			€ 200	£ 0.2
UBIO Limited | Related Party | Commercial Agreement | Subsequent Event
Related Party Transaction [Line Items]
Initial contract term		6 months
Holisto Limited | Related Party
Related Party Transaction [Line Items]
Accounts receivable, related party										0	500
Holisto Limited | Related Party | Interface Development
Related Party Transaction [Line Items]
General and administrative, including related party										€ 600	€ 200

[1]

	Year ended December 31,
	2025	2024	2023
(1) Includes share-based compensation as follows:
Cost of revenue	€118	€121	€146
Selling and marketing	531	939	463
Technology and content	972	1,322	1,728
General and administrative	6,211	6,069	7,168

[2]

(3) Includes related party expense as follows:
Selling and marketing	€112	€33	€94
Technology and content	1,542	1,726	1,618
General and administrative	76	55	63